Consolidated Schedule of Investments (unaudited) July 31, 2020	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 4.4%
Angel Yeast Co. Ltd., Class A	23,828	$224,585
Anhui Conch Cement Co. Ltd., Class A	12,116	106,482
Betta Pharmaceuticals Co. Ltd., Class A	7,964	157,682
C&S Paper Co. Ltd., Class A	16,200	56,572
Chacha Food Co. Ltd., Class A	10,725	88,891
Changchun High & New Technology Industry Group, Inc., Class A	400	28,456
China International Travel Service Corp. Ltd., Class A	1,700	59,149
Chongqing Zhifei Biological Products Co. Ltd., Class A	600	15,957
East Money Information Co. Ltd., Class A	46,932	178,939
G-bits Network Technology Xiamen Co. Ltd., Class A	1,461	129,581
GoerTek, Inc., Class A	44,832	275,212
Guangzhou Wondfo Biotech Co. Ltd., Class A	5,640	78,791
Henan Shuanghui Investment & Development Co. Ltd., Class A	26,967	210,860
Hithink RoyalFlush Information Network Co. Ltd., Class A	3,882	79,424
Huatai Securities Co. Ltd., Class A	34,702	103,183
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,400	29,659
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,480	74,052
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,700	37,051
Jinyu Bio-Technology Co. Ltd., Class A	5,300	22,140
Luxshare Precision Industry Co. Ltd., Class A	56,581	476,815
Mango Excellent Media Co. Ltd., Class A	5,600	54,581
New China Life Insurance Co. Ltd., Class A	6,400	48,381
Perfect World Co. Ltd., Class A	20,250	111,216
Sangfor Technologies Inc., Class A	2,200	67,358
Sany Heavy Industry Co. Ltd., Class A	15,521	46,876
SF Holding Co. Ltd., Class A	5,900	59,728
SG Micro Corp., Class A	1,200	62,700
Shanghai RAAS Blood Products Co. Ltd., Class A	44,100	65,279
Shengyi Technology Co. Ltd., Class A	12,600	51,906
Shenzhen Inovance Technology Co. Ltd., Class A	36,712	264,125
Shenzhen Kangtai Biological Products Co. Ltd., Class A	500	16,099
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,874	341,501
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,000	3,217
Suning.com Co. Ltd., Class A	57,200	84,435
Thunder Software Technology Co. Ltd., Class A	9,300	129,135
Toly Bread Co. Ltd., Class A	10,460	90,160
Weihai Guangwei Composites Co. Ltd., Class A	13,200	146,514
Wens Foodstuffs Group Co. Ltd., Class A	30,670	104,267
Westone Information Industry, Inc., Class A	31,000	97,476
Will Semiconductor Ltd., Class A	2,100	62,206
Wuhan Guide Infrared Co. Ltd., Class A	10,100	56,455
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	16,864	110,076
WuXi AppTec Co. Ltd., Class A	4,400	71,157
Yintai Gold Co. Ltd., Class A	34,801	94,904
Yunnan Baiyao Group Co. Ltd., Class A	1,900	29,806
Zhejiang Dingli Machinery Co. Ltd., Class A	2,940	37,357

Security		Shares	Value

China (continued)
Zhejiang NHU Co. Ltd., Class A		1,400	$5,896
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A		132,820	157,036

Total Common Stocks — 4.4% (Cost: $3,885,476)			4,903,328

		Par (000)

Corporate Bonds

British Virgin Islands — 0.2%
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21	USD	200	202,500

China — 0.3%
China Minmetals Corp., (5 year CMT + 4.72%), 3.75%(a)(b)		200	202,562
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20		100	100,844

			303,406

Malaysia — 0.1%
Petroliam Nasional Bhd, 7.63%, 10/15/26		100	135,869

Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24		100	124,531

Total Corporate Bonds — 0.7% (Cost: $726,232)			766,306

Foreign Agency Obligations

Argentina(c)(d) — 3.0%
Argentine Republic Government International Bond
6.88%, 04/22/21		550	246,984
5.63%, 01/26/22		600	264,600
7.50%, 04/22/26		900	385,031
6.88%, 01/26/27		2,900	1,218,000
6.63%, 07/06/28		150	62,859
8.28%, 12/31/33		624	315,546
7.13%, 07/06/36		350	148,313
3.75%, 12/31/38		900	374,063
7.63%, 04/22/46		450	192,375
7.13%, 06/28/17		300	123,375

			3,331,146

Brazil — 3.4%
Brazilian Government International Bond
4.88%, 01/22/21		250	255,000
2.63%, 01/05/23		200	205,875
4.25%, 01/07/25		400	431,375
6.00%, 04/07/26		440	517,963
4.63%, 01/13/28		500	546,250
7.13%, 01/20/37		400	514,500
5.63%, 01/07/41		200	226,625
5.00%, 01/27/45		400	423,250
5.63%, 02/21/47		600	687,187

			3,808,025

1

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chile — 2.9%
Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22	CLP	2,135,724	$3,031,573
Chile Government International Bond, 3.13%, 01/21/26 .	USD	200	223,187

			3,254,760

Colombia — 3.4%
Colombia Government International Bond
4.38%, 07/12/21		200	205,625
2.63%, 03/15/23		200	205,250
4.00%, 02/26/24		200	214,125
8.13%, 05/21/24		100	122,050
4.50%, 01/28/26		400	446,125
3.88%, 04/25/27		400	435,400
7.38%, 09/18/37		300	438,188
6.13%, 01/18/41		400	537,625
5.63%, 02/26/44		400	520,875
5.00%, 06/15/45		600	741,375

			3,866,638

Croatia — 0.2%
Croatia Government International Bond, 6.00%, 01/26/24		200	232,063

Ecuador — 0.7%
Ecuador Government International Bond, 7.88%, 01/23/28(c)(d)		1,500	750,000

Hungary — 2.3%
Hungary Government International Bond
6.38%, 03/29/21		400	415,375
5.38%, 02/21/23		398	439,541
5.75%, 11/22/23		500	575,157
5.38%, 03/25/24		500	574,531
7.63%, 03/29/41		200	347,436
MFB Magyar Fejlesztesi Bank Zrt, 6.25%, 10/21/20		200	202,292

			2,554,332

Indonesia — 6.4%
Indonesia Government International Bond
4.88%, 05/05/21		300	309,656
3.75%, 04/25/22		200	208,250
3.38%, 04/15/23		400	421,375
5.88%, 01/15/24		400	458,875
4.13%, 01/15/25		400	445,625
4.75%, 01/08/26		200	231,125
4.35%, 01/08/27		200	229,313
7.75%, 01/17/38		400	633,000
5.25%, 01/17/42		200	262,938
4.63%, 04/15/43		300	368,344
6.75%, 01/15/44		400	615,750
5.13%, 01/15/45		400	524,875
5.95%, 01/08/46		200	289,250
5.25%, 01/08/47		200	268,812
Indonesia Treasury Bond, 7.00%, 05/15/27	IDR	23,913,000	1,673,091
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/24	USD	200	220,750

			7,161,029

Kazakhstan — 0.2%
Kazakhstan Government International Bond, 5.13%, 07/21/25		200	234,300

Security		Par (000)	Value

Malaysia — 0.2%
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21	USD	200	$202,500

Mexico — 6.8%
Mexican Udibonos, 4.50%, 12/04/25	MXN	31,311	1,609,625
Mexico Government International Bond
3.63%, 03/15/22	USD	300	313,406
4.00%, 10/02/23		500	539,375
3.60%, 01/30/25		400	428,875
4.13%, 01/21/26		600	662,100
4.15%, 03/28/27		400	439,800
6.75%, 09/27/34		300	413,531
6.05%, 01/11/40		400	518,125
4.75%, 03/08/44		400	455,000
5.55%, 01/21/45		350	440,300
4.60%, 01/23/46		400	445,250
4.35%, 01/15/47		600	648,600
4.60%, 02/10/48		400	445,750
5.75%, 10/12/10		200	240,000

			7,599,737

Panama — 1.7%
Panama Government International Bond
4.00%, 09/22/24		200	220,750
7.13%, 01/29/26		250	320,312
3.88%, 03/17/28		400	464,125
9.38%, 04/01/29		100	157,313
6.70%, 01/26/36		300	460,781
4.30%, 04/29/53		200	261,688

			1,884,969

Peru — 1.6%
Peruvian Government International Bond
7.35%, 07/21/25		200	259,500
4.13%, 08/25/27		300	355,125
6.55%, 03/14/37		300	480,656
5.63%, 11/18/50		400	681,875

			1,777,156

Philippines — 3.5%
Philippine Government International Bond
4.00%, 01/15/21		100	101,281
4.20%, 01/21/24		200	220,563
5.50%, 03/30/26		200	247,500
9.50%, 02/02/30		350	586,797
7.75%, 01/14/31		300	466,969
6.38%, 01/15/32		300	433,406
6.38%, 10/23/34		550	833,078
5.00%, 01/13/37		200	271,625
3.95%, 01/20/40		200	246,875
3.70%, 03/01/41		200	241,812
3.70%, 02/02/42		200	243,875

			3,893,781

Poland — 0.9%
Poland Government International Bond
5.13%, 04/21/21		300	310,781
3.00%, 03/17/23		300	318,844
3.25%, 04/06/26		300	337,969

			967,594

2

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Total Emerging Markets Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Romania — 1.0%
Romanian Government International Bond
4.38%, 08/22/23	USD	600	$646,312
4.88%, 01/22/24		200	221,188
6.13%, 01/22/44		200	273,063

			1,140,563

Russia — 4.6%
Russian Foreign Bond - Eurobond 4.50%, 04/04/22		200	211,063
4.88%, 09/16/23		400	444,200
4.75%, 05/27/26		400	461,800
4.25%, 06/23/27		200	225,500
7.50%, 03/31/30(e)		1,416	1,638,312
5.63%, 04/04/42		400	546,875
5.88%, 09/16/43		200	283,187
5.25%, 06/23/47		1,000	1,367,500

			5,178,437

South Africa — 2.9%
Republic of South Africa Government Bond - CPI Linked, 5.50%, 12/07/23	ZAR	30,059	1,897,047
Republic of South Africa Government International Bond
5.88%, 05/30/22	USD	100	105,625
4.67%, 01/17/24		300	309,000
5.88%, 09/16/25		200	213,750
4.88%, 04/14/26		200	201,500
4.30%, 10/12/28		200	188,062
5.38%, 07/24/44		200	175,750
5.00%, 10/12/46		200	166,438

			3,257,172

South Korea — 1.7%
Inflation Linked Korea Treasury Bond, 1.13%, 06/10/23 .	KRW	2,434,584	1,941,977

Turkey — 4.4%
Turkey Government International Bond
5.63%, 03/30/21	USD	400	400,500
5.13%, 03/25/22		200	196,000
6.25%, 09/26/22		400	397,000
3.25%, 03/23/23		250	231,406
5.75%, 03/22/24		200	191,250
7.38%, 02/05/25		400	406,500
4.25%, 04/14/26		200	174,063
4.88%, 10/09/26		500	445,469
6.00%, 03/25/27		400	374,375
11.88%, 01/15/30		300	389,062
6.75%, 05/30/40		300	268,406
6.00%, 01/14/41		400	332,750
4.88%, 04/16/43		600	453,375
6.63%, 02/17/45		400	349,000
5.75%, 05/11/47		400	315,875

			4,925,031

Ukraine — 1.5%
Ukraine Government International Bond
7.75%, 09/01/20		200	200,000

Security		Par (000)	Value

Ukraine (continued)

Ukraine Government International Bond (continued)
7.75%, 09/01/23	USD	300	$311,250
7.75%, 09/01/24		100	103,250
7.75%, 09/01/26		200	204,500
7.75%, 09/01/27		100	102,094
7.38%, 09/25/32		600	588,000
7.25%, 03/15/33(f)		209	202,207

			1,711,301

Uruguay — 0.1%
Uruguay Government International Bond, 4.13%, 11/20/45		100	123,406

Venezuela — 0.0%
Venezuela Government International Bond, 7.75%, 10/13/19(c)(d)		377	24,479

Total Foreign Agency Obligations — 53.4% (Cost: $59,781,570)			59,820,396

		Shares

Investment Companies

United States — 4.1%
iShares MSCI India ETF(g)		145,341	4,642,192

Total Investment Companies — 4.1% (Cost: $4,481,656)			4,642,192

Total Long-Term Investments —62.6% (Cost: $68,874,934)			70,132,222

Short-Term Securities

Money Market Funds — 20.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(g)(h)		23,102,589	23,102,589

Total Short-Term Securities — 20.6% (Cost: $23,102,589)			23,102,589

Total Investments — 83.2% (Cost: $91,977,523)			93,234,811

Other Assets Less Liabilities — 16.8%			18,794,386

Net Assets — 100.0%			$112,029,197

(a)	Perpetual security with no stated maturity date.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

3

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Total Emerging Markets Fund

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased		Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	20,955,814	2,146,775	(b)	—	23,102,589	$23,102,589	$5,575	$—	$—
iShares MSCI India ETF	167,683	5,809		(28,151)	145,341	4,642,192	12,637	(60,012)	867,051

						$27,744,781	$18,212	$(60,012)	$867,051

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
MSCI Emerging Markets Index	1	09/18/20	$53	$388

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	508,000	USD	352,386	BNP Paribas S.A.	08/13/20	$10,566
AUD	811,000	USD	566,163	BNP Paribas S.A.	08/13/20	13,274
AUD	1,041,000	USD	724,479	BNP Paribas S.A.	08/13/20	19,287
AUD	306,000	USD	212,174	Citibank N.A.	08/13/20	6,455
AUD	716,000	USD	497,427	Citibank N.A.	08/13/20	14,135
AUD	945,000	USD	660,117	Deutsche Bank AG	08/13/20	15,059
AUD	150,000	USD	103,937	JPMorgan Chase Bank N.A.	08/13/20	3,233
AUD	344,000	USD	245,281	JPMorgan Chase Bank N.A.	08/13/20	497
AUD	66,000	USD	45,742	Morgan Stanley & Co. International PLC	08/13/20	1,413
BRL	592,000	USD	111,894	BNP Paribas S.A.	08/13/20	1,546
BRL	1,366,957	USD	257,365	BNP Paribas S.A.	08/13/20	4,574
BRL	15,043	USD	2,832	JPMorgan Chase Bank N.A.	08/13/20	50
BRL	738,000	USD	137,975	JPMorgan Chase Bank N.A.	08/13/20	3,442
CAD	234,000	USD	172,436	BNP Paribas S.A.	08/13/20	2,267
CAD	1,412,000	USD	1,046,438	BNP Paribas S.A.	08/13/20	7,754
CAD	1,598,000	USD	1,175,768	BNP Paribas S.A.	08/13/20	17,290
CAD	217,000	USD	159,291	Citibank N.A.	08/13/20	2,720
CAD	236,000	USD	174,214	Citibank N.A.	08/13/20	1,982
CAD	201,000	USD	147,907	Deutsche Bank AG	08/13/20	2,159
CAD	750,000	USD	554,248	Deutsche Bank AG	08/13/20	5,698
CAD	142,000	USD	105,185	JPMorgan Chase Bank N.A.	08/13/20	831
CAD	173,000	USD	127,535	JPMorgan Chase Bank N.A.	08/13/20	1,626
CAD	943,000	USD	701,556	JPMorgan Chase Bank N.A.	08/13/20	2,483
CHF	290,000	EUR	268,876	Citibank N.A.	08/13/20	394
CLP	74,255,000	USD	92,879	Barclays Bank PLC	08/13/20	5,213
CLP	433,128,000	USD	557,006	JPMorgan Chase Bank N.A.	08/13/20	15,161
EUR	215,738	CHF	232,000	Citibank N.A.	08/13/20	435
EUR	953,624	CHF	1,027,000	Citibank N.A.	08/13/20	290
EUR	1,164,401	CHF	1,253,000	Goldman Sachs International	08/13/20	1,442
EUR	1,247,556	CHF	1,342,000	Morgan Stanley & Co. International PLC	08/13/20	2,073
EUR	266,675	NOK	2,848,000	Barclays Bank PLC	08/13/20	1,267
EUR	169,488	NOK	1,806,856	Credit Suisse International	08/13/20	1,159
EUR	1,013,250	NOK	10,821,000	Deutsche Bank AG	08/13/20	4,832

4

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	275,129	NOK	2,936,000	Goldman Sachs International	08/13/20	$1,558
EUR	292,824	NOK	3,125,144	Goldman Sachs International	08/13/20	1,624
EUR	270,168	NOK	2,871,000	JPMorgan Chase Bank N.A.	08/13/20	2,855
EUR	558,927	NOK	5,937,000	JPMorgan Chase Bank N.A.	08/13/20	6,187
EUR	572,910	NOK	6,116,000	JPMorgan Chase Bank N.A.	08/13/20	2,995
EUR	322,603	SEK	3,336,000	Morgan Stanley & Co. International PLC	08/13/20	108
EUR	26,000	USD	29,216	BNP Paribas S.A.	08/13/20	1,417
EUR	269,000	USD	315,138	BNP Paribas S.A.	08/13/20	1,790
EUR	339,000	USD	382,897	BNP Paribas S.A.	08/13/20	16,503
EUR	45,704	USD	52,401	Citibank N.A.	08/13/20	1,446
EUR	1,180,407	USD	1,333,977	Citibank N.A.	08/13/20	56,743
EUR	880,000	USD	1,036,020	Deutsche Bank AG	08/13/20	771
EUR	177,000	USD	200,674	JPMorgan Chase Bank N.A.	08/13/20	7,862
EUR	360,000	USD	409,656	JPMorgan Chase Bank N.A.	08/13/20	14,486
EUR	1,121,296	USD	1,285,431	JPMorgan Chase Bank N.A.	08/13/20	35,647
GBP	114,000	USD	145,027	Citibank N.A.	08/13/20	4,206
GBP	298,000	USD	372,023	Citibank N.A.	08/13/20	18,078
GBP	110,000	USD	141,303	Goldman Sachs International	08/13/20	2,694
GBP	464,000	USD	597,100	Goldman Sachs International	08/13/20	10,306
GBP	617,000	USD	773,944	Goldman Sachs International	08/13/20	33,749
GBP	91,000	USD	118,003	JPMorgan Chase Bank N.A.	08/13/20	1,122
GBP	363,000	USD	473,413	JPMorgan Chase Bank N.A.	08/13/20	1,777
GBP	199,000	USD	258,024	Morgan Stanley & Co. International PLC	08/13/20	2,480
HUF	81,833,000	EUR	230,841	Citibank N.A.	08/13/20	7,910
IDR	3,796,101,191	USD	256,708	BNP Paribas S.A.	08/13/20	1,253
IDR	690,874,809	USD	46,728	JPMorgan Chase Bank N.A.	08/13/20	220
INR	7,370,000	USD	97,734	BNP Paribas S.A.	08/13/20	494
INR	14,147,000	USD	187,643	BNP Paribas S.A.	08/13/20	910
JPY	10,008,000	USD	93,454	Goldman Sachs International	08/13/20	1,100
JPY	30,411,000	USD	283,819	JPMorgan Chase Bank N.A.	08/13/20	3,498
KRW	225,730,000	USD	187,558	BNP Paribas S.A.	08/13/20	1,311
KRW	309,556,000	USD	258,833	JPMorgan Chase Bank N.A.	08/13/20	174
MXN	21,181,000	USD	937,266	Deutsche Bank AG	08/13/20	13,334
MXN	5,606,000	USD	249,827	Goldman Sachs International	08/13/20	1,770
NZD	286,000	USD	186,400	Deutsche Bank AG	08/13/20	3,278
PHP	9,086,000	USD	184,039	JPMorgan Chase Bank N.A.	08/13/20	929
PLN	560,000	EUR	125,071	Citibank N.A.	08/13/20	2,174
PLN	4,012,000	EUR	897,554	JPMorgan Chase Bank N.A.	08/13/20	13,793
RON	936,000	EUR	193,042	Barclays Bank PLC	08/13/20	606
RON	716,000	EUR	147,553	Goldman Sachs International	08/13/20	601
SEK	481,856	EUR	46,055	Credit Suisse International	08/13/20	623
SEK	1,969,000	EUR	189,544	Goldman Sachs International	08/13/20	956
SEK	2,842,144	EUR	271,721	Goldman Sachs International	08/13/20	3,589
SEK	4,012,000	EUR	387,645	Goldman Sachs International	08/13/20	259
SEK	905,000	EUR	86,615	JPMorgan Chase Bank N.A.	08/13/20	1,033
SEK	1,263,000	EUR	120,515	JPMorgan Chase Bank N.A.	08/13/20	1,869
SEK	1,395,000	EUR	134,178	JPMorgan Chase Bank N.A.	08/13/20	807
SEK	2,578,000	EUR	248,292	Morgan Stanley & Co. International PLC	08/13/20	1,107
SGD	330,000	USD	239,003	BNP Paribas S.A.	08/13/20	1,173
SGD	286,000	USD	204,859	Goldman Sachs International	08/13/20	3,293
SGD	162,000	USD	116,526	JPMorgan Chase Bank N.A.	08/13/20	1,378
SGD	376,000	USD	270,069	JPMorgan Chase Bank N.A.	08/13/20	3,585
TWD	3,963,000	USD	134,865	BNP Paribas S.A.	08/13/20	104
TWD	8,161,000	USD	277,481	BNP Paribas S.A.	08/13/20	460
USD	127,117	AUD	177,000	HSBC Bank USA N.A.	08/13/20	655
USD	381,527	AUD	532,000	Morgan Stanley & Co. International PLC	08/13/20	1,428
USD	470,637	CAD	630,000	BNP Paribas S.A.	08/13/20	282
USD	298,937	CAD	400,000	JPMorgan Chase Bank N.A.	08/13/20	299
USD	95,193	COP	348,265,000	JPMorgan Chase Bank N.A.	08/13/20	1,959
USD	1,125,281	EUR	954,000	Deutsche Bank AG	08/13/20	1,306
USD	2,881,058	EUR	2,436,000	Morgan Stanley & Co. International PLC	08/13/20	11,035
USD	737,644	GBP	562,000	Morgan Stanley & Co. International PLC	08/13/20	1,950

5

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	386,681	INR	28,936,000	BNP Paribas S.A.	08/13/20	$1,018
USD	1,448,222	JPY	153,109,000	Morgan Stanley & Co. International PLC	08/13/20	1,682
USD	193,160	MXN	4,269,000	Barclays Bank PLC	08/13/20	1,568
USD	381,704	NZD	573,000	Morgan Stanley & Co. International PLC	08/13/20	1,684
USD	153,869	RUB	10,938,000	BNP Paribas S.A.	08/13/20	6,675
USD	174,754	RUB	12,605,000	JPMorgan Chase Bank N.A.	08/13/20	5,127
USD	67,675	TRY	471,000	Citibank N.A.	08/13/20	1,012
USD	38,916	TRY	272,000	Goldman Sachs International	08/13/20	418
USD	128,652	TRY	888,000	JPMorgan Chase Bank N.A.	08/13/20	2,969
USD	127,245	TWD	3,720,000	JPMorgan Chase Bank N.A.	08/13/20	552
USD	100,838	ZAR	1,702,000	Citibank N.A.	08/13/20	1,368
USD	193,811	ZAR	3,216,000	Deutsche Bank AG	08/13/20	5,859
USD	232,583	ZAR	3,948,000	Morgan Stanley & Co. International PLC	08/13/20	1,850
USD	1,581,133	IDR	22,632,808,000	BNP Paribas S.A.	09/16/20	54,013
USD	1,973,694	ZAR	33,500,000	Barclays Bank PLC	09/16/20	23,036
USD	1,440,083	MXN	31,620,000	BNP Paribas S.A.	09/17/20	27,277

						625,624

AUD	188,000	USD	134,707	Deutsche Bank AG	08/13/20	(386)
BRL	487,000	USD	93,973	BNP Paribas S.A.	08/13/20	(653)
BRL	404,000	USD	77,836	JPMorgan Chase Bank N.A.	08/13/20	(421)
CAD	327,000	USD	245,014	Barclays Bank PLC	08/13/20	(878)
CAD	526,000	USD	393,511	Morgan Stanley & Co. International PLC	08/13/20	(802)
CHF	461,000	EUR	432,997	BNP Paribas S.A.	08/13/20	(5,943)
CHF	385,000	EUR	361,976	Citibank N.A.	08/13/20	(5,390)
CHF	399,000	EUR	373,527	Citibank N.A.	08/13/20	(3,687)
CHF	451,000	EUR	424,171	Citibank N.A.	08/13/20	(6,482)
CHF	489,000	EUR	460,357	Citibank N.A.	08/13/20	(7,554)
CHF	383,000	EUR	359,740	Goldman Sachs International	08/13/20	(4,944)
CHF	483,000	EUR	448,961	Goldman Sachs International	08/13/20	(690)
CHF	871,000	EUR	809,961	JPMorgan Chase Bank N.A.	08/13/20	(1,649)
CHF	1,446,000	EUR	1,358,048	JPMorgan Chase Bank N.A.	08/13/20	(18,505)
CHF	231,000	EUR	217,328	Morgan Stanley & Co. International PLC	08/13/20	(3,402)
COP	2,105,650,000	USD	563,913	JPMorgan Chase Bank N.A.	08/13/20	(209)
COP	2,313,327,000	USD	627,309	Morgan Stanley & Co. International PLC	08/13/20	(8,008)
EUR	757,490	CHF	817,000	BNP Paribas S.A.	08/13/20	(1,110)
EUR	775,337	CHF	836,000	Morgan Stanley & Co. International PLC	08/13/20	(864)
EUR	279,258	HUF	98,430,000	BNP Paribas S.A.	08/13/20	(7,630)
EUR	421,673	PLN	1,884,000	BNP Paribas S.A.	08/13/20	(6,254)
EUR	79,371	PLN	355,000	HSBC Bank USA N.A.	08/13/20	(1,278)
EUR	202,749	SEK	2,119,000	JPMorgan Chase Bank N.A.	08/13/20	(2,483)
EUR	1,561,000	USD	1,841,513	JPMorgan Chase Bank N.A.	08/13/20	(2,389)
IDR	1,386,654,000	USD	94,936	Barclays Bank PLC	08/13/20	(707)
IDR	1,592,419,000	USD	109,769	JPMorgan Chase Bank N.A.	08/13/20	(1,557)
IDR	8,969,847,000	USD	615,723	Merrill Lynch International	08/13/20	(6,182)
INR	41,134,000	USD	549,106	BNP Paribas S.A.	08/13/20	(866)
JPY	17,115,000	USD	163,171	Barclays Bank PLC	08/13/20	(1,472)
JPY	118,112,000	USD	1,116,071	Goldman Sachs International	08/13/20	(175)
JPY	54,163,000	USD	515,542	JPMorgan Chase Bank N.A.	08/13/20	(3,822)
JPY	54,182,000	USD	514,687	JPMorgan Chase Bank N.A.	08/13/20	(2,787)
JPY	70,172,000	USD	665,470	JPMorgan Chase Bank N.A.	08/13/20	(2,501)
JPY	97,754,000	USD	930,870	JPMorgan Chase Bank N.A.	08/13/20	(7,312)
KRW	149,643,000	USD	125,332	JPMorgan Chase Bank N.A.	08/13/20	(125)
KRW	182,779,000	USD	153,260	JPMorgan Chase Bank N.A.	08/13/20	(328)
NZD	196,000	USD	130,355	Goldman Sachs International	08/13/20	(366)
NZD	438,000	USD	292,148	Goldman Sachs International	08/13/20	(1,661)
NZD	202,000	USD	134,446	JPMorgan Chase Bank N.A.	08/13/20	(477)
NZD	370,000	USD	245,650	JPMorgan Chase Bank N.A.	08/13/20	(262)
RUB	7,553,000	USD	105,799	JPMorgan Chase Bank N.A.	08/13/20	(4,157)
RUB	8,430,000	USD	119,352	JPMorgan Chase Bank N.A.	08/13/20	(5,908)
RUB	12,544,000	USD	173,200	JPMorgan Chase Bank N.A.	08/13/20	(4,394)
RUB	7,553,000	USD	105,742	Morgan Stanley & Co. International PLC	08/13/20	(4,100)

6

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	11,747,000	USD	162,482	Morgan Stanley & Co. International PLC	08/13/20	$(4,401)
SEK	9,839,000	EUR	951,290	Citibank N.A.	08/13/20	(110)
SEK	2,060,000	EUR	199,460	JPMorgan Chase Bank N.A.	08/13/20	(362)
SEK	7,985,000	EUR	779,097	JPMorgan Chase Bank N.A.	08/13/20	(8,409)
SEK	1,179,000	EUR	114,472	Morgan Stanley & Co. International PLC	08/13/20	(578)
THB	23,622,000	USD	760,411	HSBC Bank USA N.A.	08/13/20	(2,911)
TRY	1,915,000	USD	276,715	JPMorgan Chase Bank N.A.	08/13/20	(5,677)
TWD	9,457,000	USD	322,864	JPMorgan Chase Bank N.A.	08/13/20	(784)
TWD	25,821,000	USD	882,226	JPMorgan Chase Bank N.A.	08/13/20	(2,833)
TWD	5,723,000	USD	195,210	Morgan Stanley & Co. International PLC	08/13/20	(300)
TWD	23,659,000	USD	806,247	Morgan Stanley & Co. International PLC	08/13/20	(486)
USD	425,246	AUD	596,000	BNP Paribas S.A.	08/13/20	(580)
USD	581,604	AUD	833,000	BNP Paribas S.A.	08/13/20	(13,552)
USD	880,624	AUD	1,234,845	BNP Paribas S.A.	08/13/20	(1,639)
USD	233,833	AUD	328,000	Deutsche Bank AG	08/13/20	(514)
USD	139,103	AUD	195,155	JPMorgan Chase Bank N.A.	08/13/20	(330)
USD	210,257	BRL	1,116,000	JPMorgan Chase Bank N.A.	08/13/20	(3,593)
USD	323,813	CAD	440,000	BNP Paribas S.A.	08/13/20	(4,689)
USD	1,095,192	CAD	1,467,000	Morgan Stanley & Co. International PLC	08/13/20	(62)
USD	566,722	CLP	429,292,000	Barclays Bank PLC	08/13/20	(377)
USD	398,840	CLP	313,979,000	BNP Paribas S.A.	08/13/20	(15,930)
USD	1,083,411	CLP	874,529,000	JPMorgan Chase Bank N.A.	08/13/20	(71,852)
USD	882,184	EUR	753,000	BNP Paribas S.A.	08/13/20	(4,979)
USD	442,641	EUR	388,000	Deutsche Bank AG	08/13/20	(14,489)
USD	103,835	EUR	92,000	JPMorgan Chase Bank N.A.	08/13/20	(4,556)
USD	123,702	EUR	109,000	JPMorgan Chase Bank N.A.	08/13/20	(4,719)
USD	394,157	EUR	348,000	JPMorgan Chase Bank N.A.	08/13/20	(15,846)
USD	821,040	GBP	647,000	BNP Paribas S.A.	08/13/20	(25,924)
USD	325,198	GBP	257,000	Goldman Sachs International	08/13/20	(11,232)
USD	190,288	GBP	152,000	JPMorgan Chase Bank N.A.	08/13/20	(8,690)
USD	1,227,663	GBP	980,339	JPMorgan Chase Bank N.A.	08/13/20	(55,664)
USD	256,980	IDR	3,788,896,000	BNP Paribas S.A.	08/13/20	(492)
USD	1,191,316	INR	89,525,000	BNP Paribas S.A.	08/13/20	(1,886)
USD	144,897	INR	10,887,000	JPMorgan Chase Bank N.A.	08/13/20	(206)
USD	408,588	JPY	43,910,869	Citibank N.A.	08/13/20	(6,273)
USD	148,867	JPY	16,026,000	Deutsche Bank AG	08/13/20	(2,543)
USD	18,061	JPY	1,941,131	Goldman Sachs International	08/13/20	(278)
USD	275,505	JPY	29,564,000	JPMorgan Chase Bank N.A.	08/13/20	(3,809)
USD	302,959	JPY	32,326,000	JPMorgan Chase Bank N.A.	08/13/20	(2,450)
USD	678,565	JPY	72,927,000	JPMorgan Chase Bank N.A.	08/13/20	(10,433)
USD	339,144	JPY	36,371,000	Morgan Stanley & Co. International PLC	08/13/20	(4,481)
USD	2,509,903	JPY	269,345,000	Morgan Stanley & Co. International PLC	08/13/20	(34,809)
USD	278,985	KRW	336,855,000	BNP Paribas S.A.	08/13/20	(2,863)
USD	1,160,640	KRW	1,391,491,000	Merrill Lynch International	08/13/20	(3,627)
USD	161,927	MXN	3,633,000	Citibank N.A.	08/13/20	(1,122)
USD	96,771	MXN	2,200,000	JPMorgan Chase Bank N.A.	08/13/20	(1,964)
USD	118,537	NZD	180,000	BNP Paribas S.A.	08/13/20	(841)
USD	315,337	NZD	483,000	BNP Paribas S.A.	08/13/20	(4,994)
USD	522,838	NZD	798,000	BNP Paribas S.A.	08/13/20	(6,405)
USD	330,423	NZD	507,000	Citibank N.A.	08/13/20	(5,825)
USD	143,358	NZD	220,000	Deutsche Bank AG	08/13/20	(2,548)
USD	125,562	PHP	6,231,000	Barclays Bank PLC	08/13/20	(1,286)
USD	301,555	PHP	14,952,297	BNP Paribas S.A.	08/13/20	(2,836)
USD	3,220	PHP	159,703	Morgan Stanley & Co. International PLC	08/13/20	(31)
USD	1,038,321	PHP	51,698,000	Morgan Stanley & Co. International PLC	08/13/20	(14,119)
USD	181,433	SGD	253,000	HSBC Bank USA N.A.	08/13/20	(2,702)
USD	288,810	SGD	402,000	JPMorgan Chase Bank N.A.	08/13/20	(3,767)
USD	768,212	THB	24,009,000	Barclays Bank PLC	08/13/20	(1,698)
USD	317,575	THB	10,070,000	HSBC Bank USA N.A.	08/13/20	(5,345)
USD	11,322	TWD	332,677	BNP Paribas S.A.	08/13/20	(8)
USD	274,441	TWD	8,060,323	JPMorgan Chase Bank N.A.	08/13/20	(72)
USD	2,873,541	CLP	2,208,000,000	Citibank N.A.	09/16/20	(44,236)

7

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Total Emerging Markets Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,118,114	KRW	2,540,000,000	JPMorgan Chase Bank N.A.	09/16/20	$(7,647)
USD	264,724	MXN	5,940,000	Barclays Bank PLC	09/17/20	(680)

						(609,114)

						$16,510

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month JIBAR, 3.66%	Quarterly	6.62%	Quarterly	09/16/20	09/16/25	ZAR	41,470	$154,537	$47	$154,490

(a) Forward Swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date(a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 0.59%	Quarterly	0.91%	Quarterly	BNP Paribas S.A.	09/16/20	09/16/25	KRW	2,653,170	$6,398	$—	$6,398
6-Months CLP Interbank Rate, 0.00%	Semi-Annual	2.08%	Semi-Annual	Goldman Sachs Bank USA	09/16/20	09/16/25	CLP	1,626,110	105,568	—	105,568
6-Month BIBOR, 0.60%	Semi-Annual	0.66%	Semi-Annual	Goldman Sachs Bank USA	09/16/20	09/16/25	THB	71,930	(3,205)	—	(3,205)
3-Month TWD Secondary Bank Rate, 0.00%	Quarterly	0.58%	Quarterly	JPMorgan Chase Bank N.A.	09/16/20	09/16/25	TWD	63,650	621	—	621
3-Month KLIBOR, 2.01%	Quarterly	2.41%	Quarterly	Bank of America N.A.	09/17/20	09/17/25	MYR	18,080	108,203	—	108,203

									$217,585	$—	$217,585

(a) Forward Swap.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	At Termination	Goldman Sachs & Co.(a)	10/07/20 – 02/28/23	$24,213,041	$4,851,606	(b)	$28,790,055	21.6%
	At Termination	UBS AG(c)	01/12/21	24,272,712	4,646,386	(d)	28,423,821	21.7

				$48,485,753	$9,497,992		$57,213,876

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 30-85 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmark used in determining the variable rate of interest: USD - 1D Overnight Fed Funds Effective Rate (FEDL01).

(b)	Amount includes $274,592 of net dividends and financing fees.
(c)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25-175 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

EUR - 1D Effective Overnight Index Average (EONIA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

ZAR - 1D Rand Overnight Interest Rate Fixing (RAONON)

(d)	Amount includes $495,277 of net dividends and financing fees.

8

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Total Emerging Markets Fund

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination date October 7, 2020 to February 28, 2023:

Security	Shares	Value	% of Basket Value
Reference Entity — Long

Common Stocks

Brazil
B3 SA - Brasil Bolsa Balcao	21,016	$255,582	0.9%
Banco Bradesco SA, ADR	20,427	86,202	0.3
BRF SA, ADR	7,989	31,796	0.1
Cia Siderurgica Nacional SA	11,750	27,592	0.1
Cia Siderurgica Nacional SA, ADR	30,237	69,847	0.2
Fleury SA	8,193	40,222	0.1
Klabin SA	6,385	25,288	0.1
Multiplan Empreendimentos Imobiliarios SA	12,481	50,579	0.2
Raia Drogasil SA	1,774	42,203	0.1
Ultrapar Participacoes SA	22,658	82,266	0.3
Ultrapar Participacoes SA, ADR	21,666	77,998	0.3
Vale SA	55,725	648,525	2.3

		1,438,100

China
Agricultural Bank of China Ltd., Class H	94,000	33,365	0.1
Alibaba Group Holding Ltd.	5,800	181,981	0.6
Alibaba Group Holding Ltd., ADR	20,326	5,102,233	17.7
ANTA Sports Products Ltd.	12,000	113,916	0.4
Autohome, Inc., ADR	250	21,913	0.1
Baidu, Inc., ADR	4,513	538,852	1.9
Bank of China Ltd., Class H	549,000	182,822	0.6
China Communications Services Corp. Ltd., Class H.	70,000	45,379	0.1
China Life Insurance Co. Ltd., Class H	104,000	238,567	0.8
China Mengniu Dairy Co. Ltd.	37,000	173,621	0.6
China Merchants Bank Co. Ltd., Class H	17,000	79,339	0.3
China Mobile Ltd.	25,500	174,066	0.6
China Mobile Ltd., ADR	2,428	82,698	0.3
China Oilfield Services Ltd., Class H	24,000	18,726	0.1
China Pacific Insurance Group Co. Ltd., Class H	13,400	38,825	0.1
China Telecom Corp. Ltd., Class H	258,000	76,607	0.3
CITIC Securities Co. Ltd., Class H	34,000	79,284	0.3
CNOOC Ltd.	38,000	40,109	0.1
Country Garden Services Holdings Co. Ltd.	29,000	174,967	0.6
GDS Holdings Ltd., ADR	634	50,904	0.2
Geely Automobile Holdings Ltd.	9,000	18,880	0.1
JD.com, Inc., ADR	15,440	984,918	3.4
JOYY, Inc.	603	48,131	0.2
Kingdee International Software Group Co. Ltd.	28,000	77,443	0.3
Lenovo Group Ltd.	292,000	176,031	0.6
Longfor Group Holdings Ltd.	4,500	22,239	0.1
Luye Pharma Group Ltd.	28,500	18,014	0.1
Meituan Dianping, Class B	14,800	366,248	1.3
NetEase, Inc., ADR	1,382	633,536	2.2
New Oriental Education & Technology Group, Inc., ADR	2,835	397,467	1.4
NIO, Inc., ADR	16,215	193,607	0.7
Pharmaron Beijing Co. Ltd., Class H	2,100	22,846	0.1
Pinduoduo, Inc., ADR	2,833	260,069	0.9
Ping An Insurance Group Co. of China Ltd., Class H .	43,000	453,703	1.6
Q Technology Group Co. Ltd.	17,000	23,159	0.1
Silergy Corp.	1,000	59,991	0.2
Sohu.com Ltd., ADR	2,321	53,313	0.2

Security	Shares	Value	% of Basket Value

China (continued)
TAL Education Group, ADR	4,059	$317,292	1.1%
Tencent Holdings Ltd.	3,900	267,533	0.9
Tencent Music Entertainment Group, ADR	6,409	103,441	0.3
Tingyi Cayman Islands Holding Corp.	162,000	302,000	1.0
Want Want China Holdings Ltd.	472,000	349,304	1.2
WuXi AppTec Co. Ltd., Class H	18,600	280,449	1.0
Yihai International Holding Ltd.	3,000	36,805	0.1
Yum China Holdings, Inc.	1,466	75,118	0.2
Zai Lab Ltd., ADR	345	26,258	0.1
Zijin Mining Group Co. Ltd., Class H	90,000	56,579	0.2
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	80,000	82,480	0.3

		13,155,028

Hong Kong
Hutchison China MediTech Ltd., ADR	416	11,282	0.0
Nine Dragons Paper Holdings Ltd.	42,000	44,114	0.2
Sino Biopharmaceutical Ltd.	46,000	60,094	0.2

		115,490

Hungary
Richter Gedeon Nyrt	3,579	82,809	0.3

Malaysia
Kossan Rubber Industries	5,600	23,333	0.1
Petronas Dagangan Bhd	26,100	132,433	0.4
Top Glove Corp. Bhd	33,800	207,036	0.7
UWC Bhd	27,000	29,261	0.1

		392,063

Mexico
Alfa SAB de CV, Class A	218,758	118,349	0.4
Arca Continental SAB de CV	8,296	40,915	0.1
Coca-Cola Femsa SAB de CV	10,399	42,951	0.2
Grupo Aeroportuario del Centro Norte SAB de CV	8,803	36,276	0.1
Grupo Financiero Banorte SAB de CV, Class O	19,742	70,878	0.3

		309,369

Philippines
BDO Unibank, Inc.	11,360	20,315	0.1
Metropolitan Bank & Trust Co.	4	3	0.0

		20,318

Poland
Bank Polska Kasa Opieki SA	12,581	169,782	0.6

Qatar
Masraf Al Rayan QSC	124,304	134,162	0.5
Ooredoo QPSC	25,608	47,135	0.1
Qatar Islamic Bank SAQ	82,816	364,601	1.3
Qatar National Bank QPSC	30,601	151,449	0.5

		697,347

Russia
LUKOIL PJSC	3,080	211,488	0.7
MMC Norilsk Nickel PJSC, ADR	876	22,883	0.1
Novatek PJSC	4,663	68,858	0.2
Novatek PJSC, GDR	256	37,299	0.1
Tatneft PJSC	16,991	126,756	0.5

		467,284

Saudi Arabia
Al Rajhi Bank	29,068	456,846	1.6
Alinma Bank	26,084	101,488	0.3

9

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Total Emerging Markets Fund

Security	Shares	Value	% of Basket Value

Saudi Arabia (continued)
National Commercial Bank	8,644	$83,616	0.3%
Samba Financial Group	16,862	116,148	0.4
Saudi Basic Industries Corp.	7,300	172,775	0.6
Saudi British Bank	13,142	84,817	0.3

		1,015,690

South Africa
Anglo American PLC	24,069	592,166	2.1
AngloGold Ashanti Ltd.	1,537	50,143	0.2
AngloGold Ashanti Ltd., ADR	3,768	121,292	0.4
Barloworld Ltd.	11,363	43,829	0.1
Clicks Group Ltd.	24,930	332,696	1.2
FirstRand Ltd.	106,779	243,196	0.8
Gold Fields Ltd.	5,110	67,575	0.2
Gold Fields Ltd., ADR	17,840	233,526	0.8
Kumba Iron Ore Ltd.	2,211	71,499	0.2
MTN Group Ltd.	4,809	16,820	0.1
MultiChoice Group	8,753	53,936	0.2
Naspers Ltd., Class N	1,993	362,629	1.3
Netcare Ltd.	201,958	160,680	0.6
Standard Bank Group Ltd.	6,027	38,331	0.1

		2,388,318

South Korea
LG Electronics, Inc.	1,305	77,602	0.3

Taiwan
ASPEED Technology, Inc.	1,000	39,901	0.1
CTBC Financial Holding Co. Ltd.	241,000	159,601	0.6
Faraday Technology Corp.	27,000	43,326	0.2
Gigabyte Technology Co. Ltd.	17,000	48,704	0.2
Kinsus Interconnect Technology Corp.	11,000	28,962	0.1
MediaTek, Inc.	30,000	716,342	2.5
Parade Technologies Ltd.	6,000	261,177	0.9
President Chain Store Corp.	18,000	171,938	0.6
Realtek Semiconductor Corp.	23,000	293,438	1.0
Sercomm Corp.	32,000	86,329	0.3
Taiwan Mobile Co. Ltd.	99,000	354,725	1.2
Taiwan Semiconductor Manufacturing Co. Ltd.	273,000	3,973,132	13.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .	4,777	376,857	1.3
Uni-President Enterprises Corp.	194,000	473,487	1.6
Universal Vision Biotechnology Co. Ltd.	8,000	48,189	0.2

		7,076,108

Thailand
CP ALL PCL, Foreign Registered Shares	166,300	362,184	1.2
Home Product Center PCL, Foreign Registered
Shares	174,200	86,809	0.3
Kasikornbank PCL, Foreign Registered Shares	30,500	79,457	0.3

		528,450

Turkey
BIM Birlesik Magazalar AS	9,188	93,804	0.3
Turkcell Iletisim Hizmetleri AS	11,860	25,175	0.1

		118,979

Preferred Stocks

Brazil
Banco Bradesco SA, Preference Shares	118,648	510,387	1.8
Lojas Americanas SA, Preference Shares	14,904	97,426	0.3
Petroleo Brasileiro SA, Preference Shares	30,431	129,505	0.5

		737,318

Net Value of Reference Entity — Goldman Sachs & Co.		$28,790,055

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date January 12, 2021:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Brazil
B2W Cia Digital, (expires 08/25/20)	1,973	$45,129	0.2%
B3 SA - Brasil Bolsa Balcao	9,764	118,743	0.4
BRF SA	17,644	70,014	0.2
Cia Siderurgica Nacional SA	2,850	6,693	0.0
Hapvida Participacoes e Investimentos SA	1,744	21,778	0.1
Hypera SA	2,914	20,177	0.1
Magazine Luiza SA	4,290	66,374	0.2
Natura & Co. Holding SA	12,403	111,843	0.4
Notre Dame Intermedica Participacoes SA	5,577	71,373	0.3
Qualicorp Consultoria e Corretora de Seguros SA	6,002	32,216	0.1
Raia Drogasil SA	5,729	136,291	0.5
TOTVS SA	54,268	268,711	0.9
Ultrapar Participacoes SA	16,000	58,092	0.2
WEG SA	15,335	197,987	0.7

		1,225,421

Chile
Cia Cervecerias Unidas SA	3,798	29,504	0.1

China
3SBio, Inc.	88,500	107,699	0.4
Agricultural Bank of China Ltd., Class H	64,000	22,717	0.1
Alibaba Health Information Technology Ltd.	40,000	110,723	0.4
Anhui Expressway Co. Ltd., Class H	28,000	13,443	0.0
ANTA Sports Products Ltd.	5,000	47,465	0.2
Bank of China Ltd., Class H	35,000	11,655	0.0
CanSino Biologics Inc., Class H	400	14,046	0.0
China Communications Services Corp. Ltd., Class H.	86,000	55,752	0.2
China Construction Bank Corp., Class H	142,000	103,537	0.4
China Lesso Group Holdings Ltd.	21,000	40,629	0.1
China Life Insurance Co. Ltd., Class H	146,000	334,911	1.2
China Medical System Holdings Ltd.	11,000	13,357	0.0
China Merchants Bank Co. Ltd., Class H	30,000	140,010	0.5
China Mobile Ltd.	144,500	986,376	3.5
China Oilfield Services Ltd., Class H	32,000	24,968	0.1
China Overseas Property Holdings Ltd.	55,000	57,449	0.2
China Resources Beer Holdings Co. Ltd.	28,000	194,712	0.7
China Telecom Corp. Ltd., Class H	752,000	223,288	0.8
China Unicom Hong Kong Ltd.	704,000	391,583	1.4
CNOOC Ltd.	153,000	161,492	0.6
Country Garden Services Holdings Co. Ltd.	1,000	6,033	0.0
CSPC Pharmaceutical Group Ltd.	139,200	293,177	1.0
ENN Energy Holdings Ltd.	21,600	261,830	0.9
Genscript Biotech Corp.	8,000	17,384	0.1
Great Wall Motor Co. Ltd., Class H	22,000	21,477	0.1
Haitong Securities Co. Ltd., Class H	56,400	52,471	0.2
Hansoh Pharmaceutical Group Co. Ltd.	6,000	25,988	0.1
Industrial & Commercial Bank of China Ltd., Class H.	454,000	266,017	0.9
Innovent Biologics, Inc.	11,000	67,558	0.2
Kingdee International Software Group Co. Ltd.	35,000	96,804	0.3
Kingsoft Corp. Ltd.	7,000	35,669	0.1
Lenovo Group Ltd.	122,000	73,547	0.3
Li Ning Co. Ltd.	25,500	82,192	0.3
Meituan Dianping, Class B	40,600	1,004,708	3.5
NetEase, Inc.	7,000	127,169	0.4
New China Life Insurance Co. Ltd., Class H	12,100	47,346	0.2

10

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Total Emerging Markets Fund

Security	Shares	Value	% of Basket Value

China (continued)
PetroChina Co. Ltd., Class H	322,000	$111,976	0.4%
PICC Property & Casualty Co. Ltd., Class H	68,000	53,736	0.2
Ping An Healthcare and Technology Co. Ltd.	3,500	59,807	0.2
Shandong Weigao Group Medical Polymer Co. Ltd.,
Class H	24,000	61,118	0.2
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class H	4,000	18,947	0.1
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H	32,000	56,893	0.2
Sinopec Shanghai Petrochemical Co. Ltd., Class H	36,000	8,015	0.0
Sinopharm Group Co. Ltd., Class H	80,000	190,662	0.7
Sunny Optical Technology Group Co. Ltd.	14,900	279,808	1.0
Tencent Holdings Ltd.	76,900	5,275,198	18.6
Tingyi Cayman Islands Holding Corp.	16,000	29,827	0.1
Want Want China Holdings Ltd.	60,000	44,403	0.2
WuXi AppTec Co. Ltd., Class H	6,360	95,896	0.3
Wuxi Biologics Cayman, Inc.	10,500	216,760	0.8
Xiaomi Corp., Class B	28,400	54,445	0.2
Zijin Mining Group Co. Ltd., Class H	50,000	31,433	0.1

		12,124,106

Colombia
Cementos Argos SA	1,951	1,913	0.0
Corp. Financiera Colombiana SA	212	1,414	0.0
Ecopetrol SA	26,107	14,547	0.1
Grupo Argos SA	1,923	5,254	0.0
Grupo de Inversiones Suramericana SA	1,587	8,247	0.0
Interconexion Electrica SA ESP	4,360	22,425	0.1

		53,800

Greece
FF Group	1,346	16	0.0
Hellenic Telecommunications Organization SA	3,539	52,071	0.2
JUMBO SA	1,713	33,422	0.1
National Bank of Greece SA	4,608	6,112	0.0
OPAP SA	3,303	29,922	0.1

		121,543

Hong Kong
Sino Biopharmaceutical Ltd.	115,500	150,888	0.5

Hungary
Richter Gedeon Nyrt	1,459	33,757	0.1

Indonesia
Bank Central Asia Tbk PT	191,700	410,616	1.4
Bank Rakyat Indonesia Persero Tbk PT	511,300	111,062	0.4
Kalbe Farma Tbk PT	420,700	45,256	0.2
Telekomunikasi Indonesia Persero Tbk PT	515,300	107,481	0.4
Unilever Indonesia Tbk PT	96,000	55,335	0.2

		729,750

Malaysia
Hartalega Holdings Bhd	78,300	376,241	1.3
IHH Healthcare Bhd	22,400	28,611	0.1
Kossan Rubber Industries	8,700	36,249	0.1
Public Bank Bhd	41,800	167,776	0.6
Supermax Corp. Bhd	17,300	75,975	0.3
Westports Holdings Bhd	92,900	86,021	0.3

		770,873

Security	Shares	Value	% of Basket Value

Peru
Hochschild Mining PLC	315,221	$1,117,003	3.9%

Poland
Bank Polska Kasa Opieki SA	9,813	132,427	0.5
Powszechna Kasa Oszczednosci Bank Polski SA	32,423	187,786	0.6

		320,213

Russia
LUKOIL PJSC	11,941	819,930	2.9
LUKOIL PJSC, ADR	5,511	373,841	1.3
Magnitogorsk Iron & Steel Works PJSC	244,412	131,961	0.5
MMC Norilsk Nickel PJSC	1,388	367,606	1.3
Novatek PJSC	1,727	25,502	0.1
Novatek PJSC, GDR	1,609	234,427	0.8
PhosAgro PJSC, GDR	11,054	130,627	0.5
Severstal PJSC	5,603	68,765	0.2
Tatneft PJSC	5,472	40,822	0.1
Tatneft PJSC, ADR	485	21,587	0.1

		2,215,068

South Africa
Absa Group Ltd.	34,366	159,270	0.6
Anglo American Platinum Ltd.	4,052	311,044	1.1
AngloGold Ashanti Ltd.	3,047	99,405	0.3
Aspen Pharmacare Holdings Ltd.	3,849	29,777	0.1
Capitec Bank Holdings Ltd.	3,742	193,616	0.7
Clicks Group Ltd.	5,709	76,188	0.3
FirstRand Ltd.	9,417	21,448	0.1
Foschini Group Ltd.	26,877	110,273	0.4
Gold Fields Ltd.	9,736	128,750	0.4
Impala Platinum Holdings Ltd.	17,033	152,054	0.5
Kumba Iron Ore Ltd.	2,265	73,245	0.2
Life Healthcare Group Holdings Ltd.	12,293	12,545	0.0
MTN Group Ltd.	32,940	115,215	0.4
Naspers Ltd., Class N	5,604	1,019,655	3.6
Nedbank Group Ltd.	8,602	52,794	0.2
Netcare Ltd.	60,159	47,863	0.2
Northam Platinum Ltd.	5,766	45,514	0.2
Old Mutual Ltd.	29,279	19,660	0.1
Standard Bank Group Ltd.	52,134	331,568	1.2

		2,999,884

South Korea
Celltrion Healthcare Co. Ltd.	577	45,819	0.2
Celltrion, Inc.	1,030	256,769	0.9
Cheil Worldwide, Inc.	5,790	93,457	0.3
Hyundai Engineering & Construction Co. Ltd.	1,364	39,401	0.1
Hyundai Motor Co.	242	25,812	0.1
Kakao Corp.	508	147,379	0.5
KCC Corp.	358	40,468	0.1
Kolon Industries Inc.	1,996	56,650	0.2
LG Chem Ltd.	237	113,485	0.4
LG Household & Health Care Ltd.	46	53,053	0.2
NAVER Corp.	2,726	692,545	2.4
NCSoft Corp.	269	183,295	0.7
OCI Co. Ltd.	1,125	53,138	0.2
POSCO	3,199	516,220	1.8
Posco ICT Co. Ltd.	1	4	0.0
Samsung Biologics Co. Ltd.	182	112,213	0.4
Samsung Electronics Co. Ltd.	48,593	2,374,926	8.4

11

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Total Emerging Markets Fund

Security	Shares	Value	% of Basket Value

South Korea (continued)
Samsung SDI Co. Ltd.	239	$80,013	0.3%
Shinhan Financial Group Co. Ltd.	2,460	61,729	0.2
Yuhan Corp.	390	18,755	0.1

		4,965,131

Thailand
Bangkok Dusit Medical Services PCL, Class F	120,200	85,189	0.3
Bumrungrad Hospital PCL, Foreign Registered Shares	3,600	13,219	0.1
Central Pattana PCL, Foreign Registered Shares	19,600	30,328	0.1
CP ALL PCL, Foreign Registered Shares	141,100	307,301	1.1
Electricity Generating PCL, Foreign Registered Shares	8,300	63,083	0.2
Home Product Center PCL	135,300	67,424	0.2
Kasikornbank PCL, Foreign Registered Shares	41,700	108,635	0.4
Kiatnakin Bank PCL, Foreign Registered Shares	27,300	33,925	0.1

		709,104

Security	Shares	Value	% of Basket Value

Turkey
Arcelik AS	32,693	$108,289	0.4%
BIM Birlesik Magazalar AS	1,651	16,855	0.0

		125,144
United Kingdom
Mondi PLC	40,442	732,453	2.6

Preferred Stocks
Brazil
Banco Bradesco SA, Preference Shares	1	4	0.0

Rights
Brazil
B2W Cia Digital (expires 08/25/20)	130	175	0.0

Net Value of Reference Entity — UBS AG		$28,423,821

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$4,903,328	$—	$4,903,328
Corporate Bonds	—	766,306	—	766,306
Foreign Agency Obligations	—	59,820,396	—	59,820,396
Investment Companies	4,642,192	—	—	4,642,192
Short-Term Securities
Money Market Funds	23,102,589	—	—	23,102,589

	$27,744,781	$65,490,030	$—	$93,234,811

12

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Total Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$388	$9,497,992	$—	$9,498,380
Foreign Currency Exchange Contracts	—	625,624	—	625,624
Interest Rate Contracts	—	375,280	—	375,280
Liabilities
Foreign Currency Exchange Contracts	—	(609,114)	—	(609,114)
Interest Rate Contracts	—	(3,205)	—	(3,205)

	$388	$9,886,577	$—	$9,886,965

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

CMT	Constant Maturity Treasury

Portfolio Abbreviation (continued)

CPI	Consumer Price Index

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

JIBAR	Johannesburg Interbank Average Rate

KLIBOR	Kuala Lumpur Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

PCL	Public Company Limited

PJSC	Public Joint Stock Company

SAB	Special Assessment Bonds

SG	Syncora Guarantee

13